EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2025
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

2.    EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2025	2024	2023
Employee costs	$702.1	$663.3	$636.4
Less employee costs capitalized to property, plant and equipment and to intangible assets	(176.2)	(172.5)	(164.1)
	525.9	490.8	472.3
Purchase of goods and services:[1]
Costs related to products sold	877.7	895.8	818.8
Royalties and rights	346.6	386.7	425.5
Subcontracting costs	92.0	101.1	109.9
Marketing and distribution expenses	81.4	85.1	95.1
Other	540.7	540.2	502.1
	1,938.4	2,008.9	1,951.4
	$2,464.3	$2,499.7	$2,423.7
1	Cost of inventories included in purchase of goods and services amounted to $762.6 million in 2025 ($746.5 million in 2024 and $739.8 million in 2023). Write-downs of inventories totalling $13.4 million were recognized in purchase of goods and services in 2025 ($5.3 million in 2024 and $3.8 million in 2023).